Balance Sheet (Parentheticals) (USD $)	Nov. 30, 2011	May 31, 2011	May 31, 2010
Common stock shares authorized	80,000,000	80,000,000	80,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	33,591,696	39,216,698	33,591,696
Common stock shares outstanding	33,591,696	39,216,698	33,591,696